Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Financial Industries Fund))	0 Months Ended
Jun. 27, 2013
S&P 500 Financials Index
Average Annual Return:
1 Year	28.81%
5 Years	(8.90%)
10 Years	(0.60%)
S&P 500 Index
Average Annual Return:
1 Year	16.00%
5 Years	1.66%
10 Years	7.10%
Class NAV
Average Annual Return:
1 Year	35.58%
5 Years	(2.86%)
10 Years	4.30%
Class NAV | After tax on distributions
Average Annual Return:
1 Year	35.52%
5 Years	(2.97%)
10 Years	3.53%
Class NAV | After tax on distributions, with sale
Average Annual Return:
1 Year	23.20%
5 Years	(2.44%)
10 Years	3.77%